Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 98.69%
Affiliated master portfolios: 37.08%
Allspring Core Bond Portfolio		$19,854,118
Allspring Disciplined International Developed Markets Portfolio		22,341,488
Allspring Disciplined Large Cap Portfolio		64,527,835
Allspring Emerging Growth Portfolio		4,443,107
Allspring Real Return Portfolio		50,900,468
Allspring Small Company Value Portfolio		4,452,949
		166,519,965
Alternative investment funds: 3.93%
Allspring Alternative Risk Premia Fund Class R6♠	2,145,338	17,634,677
Bond funds: 17.20%
Allspring Global Investment Grade Credit Fund Class R6♠	1,499,898	13,319,096
Allspring High Yield Bond Fund Institutional Class♠	9,613,709	29,129,538
Allspring Income Plus Fund Institutional Class♠	3,948,873	34,789,569
		77,238,203
Exchange-traded funds: 27.69%
iShares Core MSCI EAFE ETF	375,483	28,078,619
iShares Core MSCI Emerging Markets ETF	179,216	9,666,911
iShares Core S&P 500 ETF	76,266	42,199,503
iShares Core U.S. Aggregate Bond ETF	404,551	40,095,050
iShares Russell 1000 Growth ETF	12,044	4,314,040
		124,354,123
Multi-asset funds: 4.93%
Allspring Diversified Income Builder Fund Class R6♠	3,776,565	22,130,671
Stock funds: 7.86%
Allspring Disciplined Small Cap Fund Class R6♠	474,106	6,694,372
Allspring Emerging Markets Equity Fund Class R6♠	249,270	6,528,395
Allspring Large Cap Growth Fund Class R6♠	143,543	6,653,199
Allspring Premier Large Company Growth Fund Class R6♠†	492,031	6,529,257
Allspring Special Large Cap Value Fund Class R6♠	639,842	8,881,007
		35,286,230
Total investment companies (Cost $395,336,163)		443,163,869

		Yield
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		5.25%	300,000	300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $395,636,163)	98.76%			443,463,869
Other assets and liabilities, net	1.24			5,555,480
Total net assets	100.00%			$449,019,349

See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$17,703,808	$217,678	$(416,505)	$(50,811)	$180,507	$17,634,677
Allspring Disciplined Small Cap Fund Class R6	6,576,380	79,424	(835,227)	51,751	822,044	6,694,372
Allspring Discovery Large Cap Growth Fund Class R6†	6,585,906	1,144,392	(5,765,912)	14,578	(1,978,964)	0
Allspring Diversified Income Builder Fund Class R6	22,193,730	400,316	(1,121,117)	(2,352)	660,094	22,130,671
Allspring Emerging Markets Equity Fund Class R6	6,669,624	90,720	(481,006)	(45,350)	294,407	6,528,395
Allspring Global Investment Grade Credit Fund Class R6	13,245,618	112,799	(466,729)	(93,290)	520,698	13,319,096
Allspring High Yield Bond Fund Institutional Class	29,345,900	1,132,007	(1,936,082)	(197,354)	785,067	29,129,538
Allspring Income Plus Fund Institutional Class	34,859,444	1,008,198	(1,924,432)	(127,090)	973,449	34,789,569
Allspring Large Cap Growth Fund Class R6	0	5,487,334	0	0	1,165,865	6,653,199
Allspring Premier Large Company Growth Fund Class R6†	6,543,459	27,159	(601,573)	(70,325)	630,537	6,529,257
Allspring Special Large Cap Value Fund Class R6	8,784,162	26,860	(694,931)	51,227	713,689	8,881,007
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	3,556,171	(3,556,171)	0	0	300,000
				$(469,016)	$4,767,393	$152,589,781

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	2,145,338	$0	$0
Allspring Disciplined Small Cap Fund Class R6	474,106	0	0
Allspring Discovery Large Cap Growth Fund Class R6†	0	0	1,116,318
Allspring Diversified Income Builder Fund Class R6	3,776,565	399,541	0
Allspring Emerging Markets Equity Fund Class R6	249,270	0	0
Allspring Global Investment Grade Credit Fund Class R6	1,499,898	110,769	0
Allspring High Yield Bond Fund Institutional Class	9,613,709	508,213	0
Allspring Income Plus Fund Institutional Class	3,948,873	439,891	0
Allspring Large Cap Growth Fund Class R6	143,543	0	0
Allspring Premier Large Company Growth Fund Class R6†	492,031	0	0
Allspring Special Large Cap Value Fund Class R6	639,842	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	1,043	0
		$1,459,457	$1,116,318

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Spectrum Moderate Growth Fund

Portfolio of investments—July 31, 2024 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.40%	0.37%	$(80,626)	$1,721,601	$233,144	$0	$8,524	$19,854,118
Allspring Disciplined International Developed Markets Portfolio	7.44	7.73	72,833	2,050,562	321	180,370	5,978	22,341,488
Allspring Disciplined Large Cap Portfolio	18.51	19.40	798,920	8,770,997	818	219,685	13,023	64,527,835
Allspring Emerging Growth Portfolio	1.56	1.52	241,519	353,448	0	568	633	4,443,107
Allspring Real Return Portfolio	21.24	21.03	385,919	5,029,533	260,073	64,929	167,205	50,900,468
Allspring Small Company Value Portfolio	0.61	0.58	45,437	664,737	0	20,393	561	4,452,949
			$1,464,002	$18,590,878	$494,356	$485,945	$195,924	$166,519,965
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	52	9-12-2024	$9,569,178	$9,708,888	$139,710	$0
Australian Dollar Futures	169	9-16-2024	11,399,314	11,074,570	0	(324,744)
Euro Futures	103	9-16-2024	13,870,988	13,969,375	98,387	0
E-Mini NASDAQ 100 Index	39	9-20-2024	15,494,253	15,214,095	0	(280,158)
E-Mini S&P 500 Index	40	9-20-2024	11,006,041	11,116,000	109,959	0
Euro STOXX 600 Index	163	9-20-2024	4,607,744	4,583,047	0	(24,697)
Long Gilt Futures	128	9-26-2024	15,938,630	16,326,694	388,064	0
2-Year U.S. Treasury Notes	521	9-30-2024	106,572,860	106,996,305	423,445	0
Short
Swiss Franc Futures	(99)	9-16-2024	(13,938,231)	(14,147,719)	0	(209,488)
Canadian Dollar Futures	(185)	9-17-2024	(13,549,485)	(13,429,150)	120,335	0
10-Year U.S. Treasury Notes	(61)	9-19-2024	(6,739,729)	(6,820,562)	0	(80,833)
MSCI Emerging Markets Index	(270)	9-20-2024	(14,595,521)	(14,802,750)	0	(207,229)
					$1,279,900	$(1,127,149)
See accompanying notes to portfolio of investments
Spectrum Moderate Growth Fund | 3

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Moderate Growth Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$276,643,904	$0	$0	$276,643,904
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				166,519,965
	276,943,904	0	0	443,463,869
Futures contracts	1,279,900	0	0	1,279,900
Total assets	$278,223,804	$0	$0	$444,743,769
Liabilities
Futures contracts	$1,127,149	$0	$0	$1,127,149
Total liabilities	$1,127,149	$0	$0	$1,127,149

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $166,519,965 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of July 31, 2024, $5,703,735 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Spectrum Moderate Growth Fund | 5